Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income	$ 4,833	$ 11,431	$ 4,188
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for credit losses	2,275	3,556	8,169
Gains on sales of debt securities	(1,354)	(1,271)	(1,662)
Fair value adjustments on structured liabilities	(407)	649	5,107
Depreciation and premises improvements amortization	1,586	1,597	1,774
Amortization of intangibles	936	1,086	1,264
Net amortization of premium/discount on debt securities	2,688	1,577	2,580
Deferred income taxes	726	3,262	(2,735)
Loans held-for-sale:
Originations and purchases	(40,113)	(65,688)	(59,540)
Proceeds from sales and paydowns of loans originally classified as held-for-sale	38,528	77,707	54,817
Net change in:
Trading and derivative instruments	6,621	33,870	(47,606)
Other assets	2,380	35,154	(11,424)
Accrued expenses and other liabilities	9,702	(12,919)	24,061
Other operating activities, net	(1,662)	2,806	4,951
Net cash provided by (used in) operating activities	26,739	92,817	(16,056)
Net change in:
Time deposits placed and other short-term investments	4,030	7,154	7,310
Federal funds sold and securities borrowed or purchased under agreements to resell	(1,495)	29,596	(8,741)
Debt securities carried at fair value:
Proceeds from sales	159,071	119,013	74,068
Proceeds from paydowns and maturities	79,704	85,554	71,509
Purchases	(280,571)	(175,983)	(164,491)
Held-to-maturity debt securities:
Proceeds from paydowns and maturities	7,889	8,472	6,261
Purchases	(13,274)	(14,388)	(20,991)
Loans and leases:
Proceeds from sales	28,765	12,331	1,837
Purchases	(10,609)	(16,734)	(9,178)
Other changes in loans and leases, net	22,635	(34,256)	2,557
Net sales (purchases) of premises and equipment	(1,160)	(521)	5
Proceeds from sales of foreclosed properties	855	1,099	2,799
Proceeds from sales of investments	1,577	4,818	2,396
Other investing activities, net	(1,621)	(1,097)	(320)
Net cash provided by (used in) investing activities	(4,204)	25,058	(34,979)
Net change in:
Deposits	(335)	14,010	72,220
Federal funds purchased and securities loaned or sold under agreements to repurchase	3,171	(95,153)	78,395
Short-term borrowings	(14,827)	16,009	(5,017)
Long-term debt:
Proceeds from issuance	51,573	45,658	22,200
Retirement of long-term debt	(53,749)	(65,602)	(124,389)
Preferred stock:
Proceeds from issuance	5,957	1,008	667
Redemption	0	(6,461)	0
Common stock repurchased	(1,675)	(3,220)	0
Cash dividends paid	(2,306)	(1,677)	(1,909)
Excess tax benefits on share-based payments	34	12	13
Other financing activities, net	(44)	(26)	236
Net cash provided by (used in) financing activities	(12,201)	(95,442)	42,416
Effect of exchange rate changes on cash and cash equivalents	(3,067)	(1,863)	(731)
Net increase (decrease) in cash and cash equivalents	7,267	20,570	(9,350)
Cash and cash equivalents at January 1	131,322	110,752	120,102
Cash and cash equivalents at December 31	138,589	131,322	110,752
Supplemental cash flow disclosures
Interest paid	11,082	12,912	18,268
Income taxes paid	2,558	1,559	1,372
Income taxes refunded	$ (144)	$ (244)	$ (338)